EQUITY - Capital reserves (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Mar. 12, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
EQUITY
Incorporation of shares of GVTPart				R$ 8,477,314
Preferred shares delivered referring to the legal process of expansion plan		R$ 2	R$ 17
Cancelation of treasury shares according to the Special Shareholders' Meeting (SGM) of 3/12/15 (in shares)	2,332,686
Preferred shares
EQUITY
Transfer of lawsuits concerning judicial proceedings (in shares)		62	62
Treasury shares
EQUITY
Cancelation of treasury shares according to the Special Shareholders' Meeting of 3/12/15				112,107
Preferred shares delivered referring to the legal process of expansion plan		R$ 2	R$ 15
Cancelation of treasury shares according to the Special Shareholders' Meeting (SGM) of 3/12/15 (in shares)	(45.26)
Transfer of lawsuits concerning judicial proceedings (in shares)		62	395
Treasury shares | Preferred shares
EQUITY
Transfer of lawsuits concerning judicial proceedings (in shares)		62	395
Other capital reserves
EQUITY
Excess of value in the issue or capitalization		R$ 2,735,930	R$ 2,735,930
Cancelation of treasury shares according to the Special Shareholders' Meeting of 3/12/15		(112,107)	(112,107)	(112,107)
Direct costs on capital increase (net of taxes) according to the Special Shareholders Meeting of 04/30/15		(62,433)	(62,433)
Incorporation of shares of GVTPart		(1,188,707)	(1,188,707)	R$ (1,188,707)
Effects of the acquisition of Lemontree and GTR by Company and Tglog by TData		(75,388)	(75,388)
Preferred shares delivered referring to the legal process of expansion plan		2	2
Effects of the acquisition of Terra Networks Brasil by TData		(59,029)
Total		1,238,268	1,297,297
Special goodwill reserve
EQUITY
Tax benefit generated by merger		R$ 63,074	R$ 63,074